CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2017
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
CAPITAL AND RESERVES
CAPITAL AND RESERVES

29.1 Issuance of common shares

On December 31, 2017, 338,709 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 15.63 per share amounting to a total of 5,296.

On December 31, 2017, 254,328 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company. During 2017, 86,931 RSUs were vested at an average price of 36.11 per share amounting to a total of 3,141.

On August 17, 2017, the Company issued 34,219 common shares for a total amount of 1,435 as part of the subscription agreement stated in the stock purchase agreement signed with WAE´s sellers explained in note 23.

On June 1, 2017, the Company issued 84,953 common shares for a total amount of 3,100 as part of the subscription agreement stated in the stock purchase agreement signed with PointSource´s sellers explained in note 23.

On March 1, 2017, the Company issued 34,309 common shares for a total amount of 1,160 as part of the subscription agreement stated in the stock purchase agreement signed with Ratio´s sellers explained in note 23.

On December 31, 2016, 243,915 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 7.64 per share amounting to a total of 1,863.

On November 14, 2016, the Company issued 70,380 common shares for an amount of 2,970 as part of the subscription agreement stated in the Stock Purchase Agreement signed with L4's sellers, explained in note 23.

On July 25, 2016, the Company issued 23,508 common shares for an amount of 900 as part of the subscription agreement signed with Clarice’s sellers, explained in note 23.

On May 23, 2016, the Company issued 75,221 common shares for an amount of 2,550 as part of the subscription agreement stated in the Stock Purchase Agreement signed with WAE's sellers, explained in note 23.

On January 22, 2016, the Company granted 11,213 treasury shares at a price of $ 27.2 per share to Mr. Spitz to cancel the remaining liability of 305, related to the acquisition of the minority interest of Huddle Group. The Company withholds the remaining amount of 20 as an escrow till October 23, 2019.

On December 31, 2015, 545,649 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 4.10 per share amounting to a total of 2,236.

On July 16, 2015, the Company issued 43,857 common shares for an amount of 900 as part of the subscription agreement signed with Clarice's sellers, explained in note 23.

On April 30, 2015, the Company granted to one employee 30,000 common shares to be carried out in two tranches: 15,000 shares delivered during April 2015 and the remaining 15,000 shares was delivered on 1 April 2016. Shares were granted at a price of 21.01 per share amounting to a total of 315 per year.

29.2 Public offerings

On August 2, 2016, the Company applied to the Luxembourg Stock Exchange for listing on the Official List of the Luxembourg Stock Exchange and for the admission to trading on its regulated market of 34,594,324 existing common shares, issued in registered form, with a nominal value of US$ 1.20 each, representing the entire share capital of the Company at that moment. The fees estimated in connection with the listing of the common shares amounted to 162 and are including within professional services.

On August 11, 2016, the Company applied to the Luxembourg Financial Sector Supervisory Authority (Commission de Surveillance du Secteur Financier) (the “CSSF”) in its capacity as competent authority, for the approval of the Company’s prospectus, which was approved by the CSSF on August 11, 2016.

As of December 31, 2017, 25,363,926 common shares of the Company's share capital are registered with the SEC and quoted in the New York Stock Exchange.